PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 146,035	$ 143,267
Accumulated depreciation and amortization	(107,624)	(104,490)
Property and equipment, net	38,411	38,777
Depreciation expense	5,200	5,100	$ 5,300
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	17,478	16,843
Buildings [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	57,363	56,385
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 71,194	$ 70,039